Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative, Fair Value, and Location on Condensed Consolidated Balance Sheet
The following table identifies the fair value of each derivative instrument:

	December 31,
	2019	2018
	(In millions)
Asset derivatives
Commodity contracts	$0.8	$0.6
Foreign currency contracts	—	1.5
Interest rate swap agreements	0.8	10.1
	$1.6	$12.2
Liability derivatives
Commodity contracts	$0.6	$1.8
Foreign currency contracts	0.1	—
Interest rate swap agreements	56.5	19.0
	$57.2	$20.8

Gains and Losses on Derivative Contracts
We recorded the following gains and losses on our derivative contracts in the Consolidated Statements of Operations:

	Location of Gain (Loss)	Year Ended December 31,
	Recognized in Net Income (Loss)	2019	2018	2017
		(In millions)
Mark-to-market unrealized (loss) gain:
Commodity contracts	Other expense (income), net	$1.5	$(2.7)	$1.0
Foreign currency contracts	Other expense (income), net	(1.6)	1.0	(0.2)
Interest rate swap agreements	Other expense (income), net	(46.9)	(20.8)	1.5
Total unrealized (loss) gain		$(47.0)	$(22.5)	$2.3
Realized gain (loss):
Commodity contracts	Manufacturing related to Cost of sales and transportation related to Selling and distribution	$1.5	$3.7	$0.8
Foreign currency contracts	Cost of sales	0.5	1.6	(0.6)
Interest rate swap agreements	Interest expense	6.5	5.5	1.1
Total realized gain		$8.5	$10.8	$1.3
Total (loss) gain		$(38.5)	$(11.7)	$3.6